Employee Benefit Plans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Accumulated net actuarial losses	$ (5,329)
Accumulated prior service cost	0
Accumulated transition obligation	0
Net amount recognized, net of tax	$ (5,329)